Convertible Note (Tables)	12 Months Ended
Mar. 31, 2025
Convertible Note [Abstract]
Schedule of Net Carrying Amount of Convertible Note

Net carrying amount of Convertible Notes dated as of March 31, 2024 were as follows:

	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-2 (new)	$811,144	$-	$811,144
Convertible Note – 2023-2	531,667	(43,095)	488,572
Convertible Note – 2024	531,667	(51,288)	480,379
Total	$1,874,478	(94,383)	$1,780,095

Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost

Amortization of issuance cost, debt discount and interest cost for the year ended March 31, 2025 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2 (new)	$-	$19,586	$19,586
Convertible Note – 2023-2	39,632	15,880	55,512
Convertible Note – 2024	47,972	23,956	71,928
Convertible Note – 2024-2	65,169	33,768	98,937
Convertible Note – 2024-3	368,014	13,048	381,063
Total	$520,787	$106,238	$627,025

Amortization of issuance cost, debt discount and interest cost for the year ended March 31, 2024 were as follows:

	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2	$163,967	$71,388	$235,355
Convertible Note – 2022-2 (new)	-	27,500	27,500
Convertible Note – 2023-1	112,826	123,088	235,914
Convertible Note – 2023-2	15,600	9,345	24,945
Convertible Note – 2024-1	378	262	640
Total	$292,771	$231,583	$524,354